Employee benefit plans and stock-based compensation plans (FY)- Stock-Based Compensation Plans In General - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 04, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock options, restricted stock and performance shares granted		10 years
Tax benefit related to employee stock compensation (value)		$ 24.2	$ 41.3	$ 37.3
2016 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for grant (shares)	33,000,000.0	33,000,000.0
Common stock reserved for employee benefit plans		32,600,000
Maximum term of stock options, restricted stock and performance shares granted	10 years	10 years
2011 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for employee benefit plans					0
Accredo Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for employee benefit plans					0
2000 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for employee benefit plans					0
2002 SIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for employee benefit plans					0